Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance income
Interest received on bank deposits	£ 86	£ 24
Other interest	2
Gain on equity settled derivative financial liability	751	386
Total finance income	839	410
Finance expense
Interest expense on lease liabilities	11	15
Interest expense on deferred consideration	38
Other loans		7
Total finance expense	£ 49	£ 22